DEPOSITS AND OBLIGATIONS, Demand deposits (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DEPOSITS AND OBLIGATIONS [Abstract]
Demand deposits	S/ 58,629,661	S/ 54,530,355
Saving deposits	56,945,262	50,069,129
Time deposits	28,668,120	28,121,094
Severance indemnity deposits	4,017,065	7,736,747
Bank's negotiable certificates	1,327,690	1,202,996
Total	149,587,798	141,660,321
Interest payable	753,064	705,181
Total deposits and obligations	S/ 150,340,862	S/ 142,365,502